EMPLOYEE BENEFIT PLANS (DETAILS) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE BENEFIT PLANS
Total contributions for employee benefits	45.1	56.5	34.4
Amounts accrued and included in salaries, commissions and welfare payable	8.0	7.9	9.9